Income Tax - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Federal statutory corporate tax rate, percent	35.00%
Unrecognized tax benefits	$ 0	$ 0	$ 0
Interest and penalties on unrecognized benefits	0	0	0
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	11,100,000
Operating loss carryforwards expiration, start year	2027
Operating loss carryforwards expiration, end year	2034
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 2,900,000
Minimum [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Allowable carryforward period	10 years
Maximum [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Allowable carryforward period	20 years
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Income tax, open years	2011
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Income tax, open years	2014